Statement of financial position - CAD ($)		Jan. 31, 2018	Jan. 31, 2017
Current assets
Cash and cash equivalents		$ 696,395	$ 175,235
Receivables		4,984	4,365
Prepaid expenses and deposits		78,695	48,451
Current assets		780,074	228,051
Mineral property interests	[1]	4,832,500	4,832,500
Exploration and evaluation assets (Note 6)	[2]	24,864,119	24,821,100
Equipment, vehicles and furniture (Note 7)	[3]	8,518	8,645
Reclamation deposits		123,600	123,600
Total assets		30,608,811	30,013,896
Current liabilities
Accounts payable and accrued liabilities		20,060	34,475
Amounts owing to related parties (Note 10)	[4]	2,678	15,539
Current liabilities		22,738	50,014
Shareholders' equity
Share Capital (Note 8)	[5]	51,995,105	51,039,304
Contributed surplus (Note 8)	[5]	17,124,354	17,057,935
Deficit		(38,533,386)	(38,133,357)
Equity		30,586,073	29,963,882
Total liabilities and shareholders' equity		$ 30,608,811	$ 30,013,896

[1]	Note 5
[2]	Note 6
[3]	Note 7
[4]	Note 10
[5]	Note 8